EMPLOYEE BENEFIT OBLIGAITONS - Movement in Fair Value of Plan Assets (Details) - Fair value of plan assets - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Balance as of January 1	SFr 851.4	SFr 793.7
Included in the consolidated statements of income or loss
Interest income	7.8	10.1
Settlements	0.0	0.0
Included in consolidated statements of other comprehensive income
Return on plan assets excluding interest income	36.5	48.4
Other
Employer contributions	26.9	26.6
Employee contributions	19.8	20.1
Benefits paid	(66.3)	(47.5)
Total fair value of plan assets as of December 31	SFr 876.0	SFr 851.4